Disposition (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disposition
Net income (loss)	$ 25,900	$ 25,876	$ 11,156	$ (36,919)